Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 24	$ 21
Provision for credit losses	83	5
Exchange rate changes/other		(2)
Balance at end of period	107	24
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,419	3,088
Provision for credit losses	4,231	1,891
Net write-offs	(1,340)	(1,454)
Exchange rate changes/other	(195)	(106)
Balance at end of period	6,115	3,419
Allowance for credit losses [member] | Allowance for Loan Losses [Member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,100	2,912
Balance at end of period	5,639	3,100
Allowance for credit losses [member] | Other Liabilities And Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	295	154
Balance at end of period	363	295
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	24	21
Balance at end of period	107	24
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		1
Balance at end of period	6
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	402	382
Provision for credit losses	190	68
Net write-offs	(34)	(37)
Exchange rate changes/other	(40)	(11)
Balance at end of period	518	402
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	935	895
Provision for credit losses	801	526
Net write-offs	(411)	(474)
Exchange rate changes/other	(16)	(12)
Balance at end of period	1,309	935
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	832	760
Provision for credit losses	900	590
Net write-offs	(484)	(518)
Exchange rate changes/other	(2)
Balance at end of period	1,246	832
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	61	51
Provision for credit losses	117	41
Net write-offs	(31)	(28)
Exchange rate changes/other	(7)	(3)
Balance at end of period	140	61
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,165	979
Provision for credit losses	2,140	661
Net write-offs	(380)	(397)
Exchange rate changes/other	(130)	(78)
Balance at end of period	$ 2,795	$ 1,165